INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Current Tax Expense (Benefit):
Federal					$ 8	$ 33
State					0	0
Total Current Tax Expense					8	33
Deferred Tax Expense:
State					0	0
Total deferred tax expense					102	98
Income tax expense on continuing operations	$ 3	$ 0	$ 3	$ 20	110	131
Income tax expense applicable to continuing and discontinued operations
Income tax expense on continuing operations	3	$ 0	3	$ 20	110	131
Income tax expense (benefit) on discontinued operations					251	(253)
Total income tax expense					361	(122)
Net current deferred tax asset:
Allowance for doubtful accounts					5,839	2,513
Accrued expenses					1,047	807
Net long-term deferred tax asset (liability):
Net operating loss carry forwards					21,521	14,172
Property, equipment & intangibles					(4,526)	(2,363)
Stock based compensation					125	725
Convertible debt adjustments					206	785
Total deferred tax assets					24,212	16,639
Valuation allowance					(24,601)	(16,675)
Net deferred tax liability	(389)		(389)		$ (389)	$ (36)
Differences between income taxes computed at the federal statutory rate and the provision for income taxes
Federal income tax at statutory rate (as a percent)					34.00%	34.00%
State and local taxes (as a percent)					2.40%	6.90%
Consolidated VIE LLCs (as a percentage)					1.00%	(1.50%)
Nondeductible expenses (as a percent)					(7.30%)	(9.70%)
Other (as a percent)					(2.60%)	(0.20%)
Change in valuation allowance (as a percent)					(28.80%)	(28.80%)
Effective tax rate (as a percent)					(1.30%)	0.70%
Operating Loss Carryforwards [Line Items]
Deferred Federal tax expense					$ 102	$ 98
Deferred tax liability	$ (389)		$ (389)		(389)	$ (36)
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards					58,300
State
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards					$ 43,700